Loss Per Common Share (Details) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Loss Per Common Share
Weighted average common shares outstanding	7,003,599	6,633,901	7,003,599	6,458,143	6,637,471	3,189,602
Weighted average dilutive common shares outstanding	7,003,599	6,633,901	7,003,599	6,458,143	6,637,471	3,189,602
Basic and diluted loss per common share:
Continuing operations	$ (0.34)	$ (0.23)	$ (0.58)	$ (0.33)	$ (2.06)	$ (0.97)
Discontinued operations			(0.00)	(0.00)	(0.00)	(0.18)
Consolidated operations	$ (0.34)	$ (0.23)	$ (0.58)	$ (0.33)	$ (2.06)	$ (1.15)